Tax matters - Deferred taxes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Detail of deferred tax assets and liabilities
Deferred tax assets	$ 20,757	$ 20,791	$ 17,184
Net deferred tax liabilities	105	87
Deferred tax liabilities	$ (3,461)	$ (3,304)	$ (635)
Deferred tax asset recovery period	10 years	10 years
Valuation of tangible and intangible assets
Detail of deferred tax assets and liabilities
Deferred tax assets	$ 2,050	$ 1,984
Non-deductible provisions
Detail of deferred tax assets and liabilities
Deferred tax assets	2,268	2,295
Impairment losses on financial assets at amortized cost
Detail of deferred tax assets and liabilities
Deferred tax assets	10,010	10,057
Capital losses carryforward
Detail of deferred tax assets and liabilities
Deferred tax assets	2,708	2,683
Labor provisions
Detail of deferred tax assets and liabilities
Deferred tax assets	1,435	1,135
Fees and interest collected in advance
Detail of deferred tax assets and liabilities
Deferred tax assets	995	1,060
Foreign exchange rate derivatives
Detail of deferred tax assets and liabilities
Deferred tax assets	1,291	1,577
Unrealized gains (losses) on financial instruments
Detail of deferred tax assets and liabilities
Deferred tax liabilities	(2,816)	(2,729)
Prepayments
Detail of deferred tax assets and liabilities
Deferred tax liabilities	(347)	(355)
Other
Detail of deferred tax assets and liabilities
Deferred tax liabilities	$ (298)	$ (220)